Acquisitions - Summary of Preliminary Purchase Price Allocation (Detail) - CAD ($)	Dec. 31, 2021	Aug. 30, 2021	Mar. 11, 2021	Feb. 23, 2021
Cultured Nut Inc [Member]
Acquisition Consideration [Abstract]
Cash	$ 1,000,000	$ 75,000		$ 925,000
Fair value of common shares	790,566
Contingent consideration	698,000
Working capital consideration	36,219
Total acquisition consideration	2,524,785
Fair alue of Lloyd James Net Assets Acquired [Abstract]
Cash and cash equivalents	3,895
Accounts receivable	14,218
Inventory	23,418
Prepaids and deposits	7,788
Right-of-use assets	127,043
Property and equipment	65,851
Goodwill	2,422,916
Accounts payable and accrued liabilities	(12,801)
Lease liabilities	(127,543)
Total fair value of TCN's net assets acquired	2,524,785
Lloyd James Marketing Group [Member]
Acquisition Consideration [Abstract]
Cash	325,000		$ 325,000
Fair value of common shares	365,871
Contingent consideration	350,000
Working capital consideration	25,648
Total acquisition consideration	1,066,519
Fair alue of Lloyd James Net Assets Acquired [Abstract]
Cash and cash equivalents	5,411
Accounts receivable	19,936
Goodwill	1,056,619
Accounts payable and accrued liabilities	(15,447)
Total fair value of TCN's net assets acquired	$ 1,066,519